Income tax - Schedule of current tax assets and current tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Current tax assets
Income Tax Advance	$ 5,654	$ 9,227
Surplus in Private Liquidation	10,533	9,563
Other Taxes	2,136	2,397
Total	18,323	21,187	[1]	$ 22,082
Current tax liabilities
Income Tax Withholding	(3,341)	(2,274)
Income Tax Payable	(4,069)	(3,590)
Other Taxes	(409)	(1,062)
Total	$ (7,819)	$ (6,926)	[1]	$ (12,293)

[1]	Refer to Note 4. Independent Investigation and Restatement